NON-CURRENT ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2023
Disclosure Of Noncurrent Assets Held For Sale [Abstract]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]
NOTE 22. NON-CURRENT ASSETS HELD FOR SALE

On December 20, 2023, Arauco entered into a share purchase agreement (“SPA”). Pursuant to this agreement, Arauco, along with its subsidiary Inversiones Arauco Internacional Limitada (“IAIL”, and jointly with Celulosa Arauco, the “Sellers”), agreed to sell to a company specially incorporated for such purpose and designated by the Brazilian company Klabin S. A. (the “Buyer”) all of the shares and interests that the Sellers directly hold in the subsidiaries Arauco Florestal Arapotí S.A. and Arauco Forest Brasil S.A., and indirectly hold in the subsidiary Empreendimentos Florestais Santa Cruz Ltda. and in the associate Florestal Vale do Corisco S.A. (jointly, the “Brazilian Forestry Companies”), which own assets mainly in the state of Paraná, Brazil.

The assets included in the sale are all the shares and interests in these Brazilian forestry companies, except for Florestal Vale do Corisco S.A., where the Sellers indirectly own 49% of this associate shares.

The eucalyptus and pine forest plantations included in the transaction span approximately 85,000 hectares. Moreover, it should also be noted that the sale of shares and interests does not extend to the industrial assets related to the panel mills in Brazil, nor to other forestry assets located mainly in the state of Mato Grosso do Sul, Brazil, which are related to an industrial project to subsequently build a pulp mill, known as “Project Sucuriú.”

The total price of the agreed purchase amounts to the sum of ThU.S.$ 1,160,000, payable on the closing date of the transaction (the “Closing”). The purchase price is subject to customary adjustments in this type of transactions, depending on factors such as working capital, net debt and the amount of standing timber of pine and eucalyptus of the Brazilian forestry companies, existing at the Closing. Furthermore, the Closing would be subject to the fulfillment of the usual conditions precedent for this type of operation, among which is the authorization by the Brazilian antitrust authorities (Consejo Administrativo de Defensa Económica or “CADE”).

It has been preliminarily estimated that, should the transaction close, it will have a positive effect on earnings for 2024 of approximately US$ 130 million after taxes (plus the reverse of the deferred tax recorded in 2023 and mentioned later in this Note), resulting from the sale of the shares and interests in the Brazilian forestry companies, which belong to the pulp segment.

Given the above conditions and effective as of December 31, 2023, the assets and liabilities associated with this operation, have been reclassified to Assets and Liabilities held for sale, in accordance with IFRS 5.

Prior to the reclassification to held for sale and as prescribed by IFRS 5, Arauco assessed whether at that date it was necessary to conduct an adjustment to bring such assets to the lower of their book value and realizable value, resulting in no adjustment to be recorded (the value of the sale is higher than the book value).

The following table sets forth information on the main types of non-current assets and liabilities held for sale:

	12-31-2023	12-31-2022
Assets classified as held for sale	ThU.S.$	ThU.S.$
Current assets classified as held for sale
Cash and cash equivalents	9,852	-
Other current non-financial assets	3,244	128
Trade and other current receivables	2,879	-
Inventories	13,780	-
Current biological assets	59,169	-
Current tax assets	1,348	-
Total	90,272	128

Non-current assets classified as held for sale
Other non-current non-financial assets	1,869	-
Intangible assets other tan goodwill	115	-
Property, plant and equiment	68,040	307
Right of use assets	17,308	-
Non-current biological assets	222,654	844
Investments accounted using the equity method	29,102	-
Total	339,088	1,151
Assets classified as held for sale (*)	429,360	1,279

(*) Only ThU.S.$ 180 of the ThU.S.$ 429,360 correspond to assets other than the sale operation that will be carried out by the Brazilian companies.

In 2023 there was a decrease of ThU.S.$ 1,099, mainly in biological assets and plants and equipment that were not sold and that were transferred back to their original items.
	12-31-2023	12-31-2022
Liabilities classified as held for sale	ThU.S.$	ThU.S.$
Current liabilities classified as held for sale
Other current non-financial liabilities	1,040	-
Trade and other current payables	7,834	-
Current tax liabilities	3,430	-
Current lease liabilities	4,826	-
Total	17,130	-

Non-current liabilities classified as held for sale
Non-current payables and other accounts payables	1	-
Other long-term provisions	822	-
Deferred tax liabilities	67,406	-
Non-current lease liabilities	13,969	-
Total	82,198	-
Liabilities classified as held for sale	99,328	-

As of December 31, 2023, the Company has recognized net deferred tax assets of ThU.S.$78,061 resulting from the proposed sale transaction. These deferred taxes reflect the difference between the financial book value and tax value of the companies to be sold, which were not previously recorded in accordance with IAS 12. This value is comprised of a charge to earnings for 2023 of ThU.S.$57,110 and a credit to conversion reserves of ThU.S.$135,171 (see note 6). These deferred taxes will be subsequently allocated to the tax result that will be generated at the closing of the sale of the aforesaid investments. As of December 31, 2022, there were no significant impacts on earnings to be reported.